Income taxes (Details 2)	12 Months Ended
Dec. 31, 2012
Vale and some subsidiaries in Brazil
Income taxes
Income tax incentives	10 years
Goro Project
Income taxes
Income tax incentives period, including income tax holiday	15 years
Partial income tax holiday following 15-year tax incentives	5 years
Income tax holiday during the five-year period following a full income tax holiday (as a percent)	50.00%
Brazil | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	5 years
Restriction on loss carryforwards (as a percent)	30.00%
Indonesia | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	10 years
Canada | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	7 years